Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share
9.	Earnings per share
The Company calculates basic and diluted earnings per share as follows:

	For the period from July 25, 2022 to December 31, 2022	For the year ended December 31, 2023

Numerator
Net income	551,586	9,291,912
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	—	(404,167)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	—	(171,968)
Less: Undistributed earnings allocated to non-vested shares	—	(188,357)

Net income attributable to common shareholders, basic and diluted	551,586	8,527,420

Denominator
Weighted average number of shares outstanding, basic	31,826	54,217
Weighted average number of shares outstanding, diluted	74,683	146,116

Earnings per share, basic	17.33	157.28
Earnings per share, diluted	7.39	63.08

As of December 31, 2023 and
2022
, diluted earnings per share reflects the potential dilution from conversion of outstanding Series A Preferred Shares (Note 8) calculated with the “if converted” method. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised Class A warrants and non-vested
share awards, calculated with the treasury stock method. As of December 31, 2023, The number of common shares that can potentially be issued under the outstanding Class A warrants are
47,650
common shares (Note 8) and
the
aggregate number of unvested shares were
7,947
(Note 14).